DERIVATIVE INSTRUMENTS (Fair Value of Foreign Currency Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
Notional amount of forward contracts	$ 16,800	$ 15,800
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives	(534)	(659)
Designated as Hedging Instrument [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Derivatives	$ (534)	$ (659)